INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
Bellatrix is a corporation as defined under the Income Tax Act (Canada) and is subject to Canadian federal and provincial taxes. Bellatrix is subject to provincial taxes in Alberta, British Columbia, and Saskatchewan as the Company operates in those jurisdictions.
Deferred taxes reflect the tax effects of differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for tax purposes. As at December 31, 2017, Bellatrix had approximately $1.35 billion in tax pools available for deduction against future income. Included in this tax basis are estimated non-capital loss carry forwards of approximately $144.1 million that expire in years through 2033.
The provision for income taxes differs from the expected amount calculated by applying the combined 2017 federal and provincial corporate income tax rate of 27.0% (2016: 27.0%) to net profit (loss) before taxes. This difference results from the following items:

($000s)	2017	2016
Expected income tax expense (recovery)	$(20,506)	$(9,052)
Change in unrecognized deferred tax asset	44,114	—
Unrealized foreign exchange (gain) loss	(4,947)	(1,938)
Share based compensation expense	610	856
Flow through share issuance	108	2,700
Other	(3,964)	576
Deferred tax expense (recovery)	$15,415	$(6,858)

The components of the net deferred tax asset at December 31, 2017 are as follows:

($000s)	2017	2016
Deferred tax liabilities:
Property, plant and equipment and exploration and evaluation assets	$(6,845)	$(12,555)
Risk management contract asset	(8,943)	—
Convertible Debentures	(2,616)	(3,028)
Deferred tax assets:
Senior Notes	756	418
Finance lease obligation	1,860	2,276
Deferred capital obligation	—	5,910
Deferred financing obligation	406	2,032
Deferred gain on sale	3,515	2,890
Risk management contract liability	1,206	4,477
Decommissioning liabilities	16,365	16,967
Share issue costs	840	1,950
Non-capital losses	40,850	40,830
Other	904	1,546
Deferred tax asset (liability)	$48,298	$63,713

The Company recognized a net deferred tax asset based on the independently evaluated reserve report as cash flows are expected to be sufficient to realize the deferred tax asset. The Company has not recognized a deferred tax asset for the deductible temporary difference associated with $163.4 million (2016: nil) of Canadian resource pools that are restricted through successor rules and $5.2 million (2016: $14.6 million) of unrealized allowable capital losses on marketable securities and USD denominated Senior Notes.A continuity of the net deferred income tax asset (liability) for 2017 and 2016 is provided below:

($000s)	Balance, January 1, 2017	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2017
Property, plant and equipment and exploration and evaluation assets	$(12,555)	$5,710	$—	$(6,845)
Decommissioning liabilities	16,967	(602)	—	16,365
Risk management contract asset	—	(8,943)	—	(8,943)
Risk management contract liability	4,477	(3,271)	—	1,206
Share issue costs	1,950	(1,110)	—	840
Non-capital losses	38,895	20	—	38,915
Finance lease obligation	2,276	(416)	—	1,860
Deferred capital obligation	5,910	(5,910)	—	—
Deferred financing obligation	2,032	(1,626)	—	406
Deferred gain on sale	2,890	625	—	3,515
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	418	338	—	756
Convertible Debentures	(3,028)	412	—	(2,616)
Other	1,546	(642)	—	904
Total	$63,713	$(15,415)	$—	$48,298

($000s)	Balance, January 1, 2016	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2016
Property, plant and equipment and exploration and evaluation assets	$(12,142)	$(413)	$—	$(12,555)
Decommissioning liabilities	26,034	(9,067)	—	16,967
Risk management contract asset	(3,600)	3,600	—	—
Risk management contract liability	105	4,372	—	4,477
Share issue costs	2,520	(1,264)	694	1,950
Non-capital losses	40,766	(1,871)	—	38,895
Finance lease obligation	2,717	(441)	—	2,276
Deferred capital obligation	—	5,910	—	5,910
Deferred financing obligation	—	2,032	—	2,032
Deferred gain on sale	—	2,890	—	2,890
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	(65)	483	—	418
Convertible Debentures	—	66	(3,094)	(3,028)
Other	985	561	—	1,546
Total	$59,255	$6,858	$(2,400)	$63,713